Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Current assets:
Cash and cash equivalents	$ 62,383	$ 41,823	$ 109,753
Restricted cash	409,167
Trade accounts receivable, net	418,189	433,743	397,089
Other receivables	24,980	32,818	23,190
Income taxes receivable	2,779		4,265
Inventories	399,162	344,746	347,757
Deferred income taxes	28,086	26,368	32,808
Prepaid expenses and other current assets	35,819	26,371	25,429
Total current assets	1,380,565	905,869	940,291
Fixed assets, net	227,997	238,313	238,107
Intangible assets, net	138,384	139,449	138,143
Goodwill	272,417	273,167	268,589
Other assets	54,561	47,789	55,814
Deferred income taxes	118,603	113,653	123,279
Total assets	2,192,527	1,718,240	1,764,223
Current liabilities:
Lines of credit		18,147	18,335
Accounts payable	238,311	203,572	203,023
Accrued liabilities	107,001	114,891	132,944
Current portion of long-term debt	43,153	18,647	4,628
Debt to be redeemed	409,167
Income taxes payable		1,359
Total Current Liabilities	797,632	356,616	358,930
Long-term debt, net of current portion	807,094	721,175	724,723
Other long-term liabilities	34,976	38,213	57,948
Total liabilities	1,639,702	1,116,004	1,141,601
Commitments and contingencies
Equity:
Preferred stock
Common stock	1,712	1,691	1,681
Additional paid-in capital	567,601	545,306	531,633
Treasury stock	(6,778)	(6,778)	(6,778)
Accumulated deficit	(104,774)	(43,321)	(32,565)
Accumulated other comprehensive income	75,659	86,412	116,127
Total Quiksilver, Inc. Stockholders' Equity	533,420	583,310	610,098
Non-controlling interest	19,405	18,926	12,524
Total Equity	552,825	602,236	622,622
Total liabilities and equity	$ 2,192,527	$ 1,718,240	$ 1,764,223